Related Parties	12 Months Ended
Dec. 31, 2023
Related Parties [Abstract]
RELATED PARTIES

NOTE 10 — RELATED PARTIES:

Related party balances at December 31, 2023 and December 31, 2022 consisted of the following:

	December 31, 2023	December 31, 2022
	(U.S. Dollars in thousands)
(a) Due from Illumigyn	$17	$48
(b) Due from (to) Wellsense Technologies Ltd.	(13)	10
(c) Due from Six-Eye Interactive	4	21
(d) Due from Six AI ltd.	-	8
(e) Due from Musashi (*)	-	2
Total from related parties	$8	$89

(*)	From 2023 Musashi is no longer a related party

b.	Related parties transactions:

	Year ended December 31,
	2023	2022	2021
	(U.S. Dollars in thousands)

Research and development – see c below	-	-	80
General and administrative – see d and e below	-	(218)	(191)

c.	Six AI Ltd Service agreement

On April 16, 2020, the Company entered into an agreement with SixAI Ltd. (hereinafter,-“SixAI”) a company controlled by Ran Poliakine, the Company’s late Chief Executive Officer and the chairman of the Company’s board of directors for certain software development and mechanical engineering services. The service agreement was effective as of March 1, 2020 and has been extended by mutual agreement of the parties several times, until terminated at December 31, 2021. During the years ended December 31, 2023, 2022 and 2021, the Company recorded an expense of $0, $0 thousand, and $80 thousand, respectively. Mr. Poliakine currently served as a member of the board of directors of SixAI and Mr. Poliakine was a significant shareholder of SixAI.

d.	Illumigyn Ltd.

Illumigyn Ltd (hereinafter, – “Illumigyn”) is a company in which Ran Poliakine, the Company’s late Chief Executive Officer and a member of the Company’s board of directors, was a significant shareholder. Ms. Noga Kainan, a member of the Company’s board of directors served as a member of the board of directors of Illumigyn, and Anat Kaphan, the Company’s former Chief Innovation Officer currently who serves as a member of the advisory board of the Company, also served’ as a consultant to Illumigyn. Since November 1, 2019, Illumigyn sub-leased in transaction approximately 1,800 square feet of private office space, including access to shared public spaces, from the office spaces which the Company leases in Neve Ilan, Israel. Illumigyn pays approximately $12 thousand per month. During the years ended December 31, 2023, 2022 and 2021, the Company received approximately $0 thousand, $171 thousand and $125 thousand, respectively, in relation to the sub lease.

e.	Wellsense Technologies Ltd.

Wellsense Technologies Ltd.(hereinafter, “Wellsense”) is a company in which Ran Poliakine, the Company’s former Chief Executive Officer and the former member of the Company’s board of directors, was a shareholder. Since February 2020, Wellsense has sub-leased private office space, including access to shared public spaces, from the Company in Neve Ilan, Israel. Wellsense paid approximately $7.0 thousand per month. During the years ended December 31, 2023, 2022 and 2021, the Company received $$0 thousand, $47 thousand and $66 thousand, respectively, in relation to the sub lease.